Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2019
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Financial Statement Schedule I

Canadian Solar Inc.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2019 of $497.2 million, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2018	2019
	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	9,097	1,362
Restricted cash	—	950
Accounts receivable trade, net of allowance for doubtful accounts of $3,462 and $3,379 as of December 31, 2018 and 2019, respectively	11,476	—
Amounts due from subsidiaries	279,039	341,557
Prepaid expenses and other current assets	15,222	9,846
Total current assets	314,834	353,715
Investments in subsidiaries	1,154,004	1,383,935
Investments in affiliates	—	2,483
Deferred tax assets	28,208	23,657
Other non-current assets	68,068	69,070
TOTAL ASSETS	1,565,114	1,832,860
LIABILITIES AND EQUITY
Current liabilities:
Convertible notes	127,428	—
Accounts payable	3,903	3
Amounts due to related parties	154,765	340,502
Derivative liabilities	3,879	4,713
Other current liabilities	8,255	8,531
Total current liabilities	298,230	353,749
Long-term borrowings	—	50,000
Deferred tax liabilities	28,779	22,936
Liability for uncertain tax positions	12,633	13,041
TOTAL LIABILITIES	339,642	439,726
Equity:
Common shares — no par value: unlimited authorized shares, 59,180,624 and 59,371,684 shares issued and outstanding at December 31, 2018 and 2019, respectively	702,931	703,806
Treasury stock	—	(11,845)
Additional paid-in capital	10,675	17,179
Retained earnings	622,015	793,601
Accumulated other comprehensive loss	(110,149)	(109,607)
TOTAL EQUITY	1,225,472	1,393,134
TOTAL LIABILITIES AND EQUITY	1,565,114	1,832,860

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2017	2018	2019
	(In Thousands of U.S. Dollars)
Net revenues	35,011	86,755	4,351
Cost of revenues	29,542	53,926	4,188
Gross profit	5,469	32,829	163
Operating expenses:
Selling expenses	2,221	2,518	1,727
General and administrative expenses	18,390	18,970	29,093
Research and development expenses	645	795	462
Other operating loss, net	1,173	77	—
Total operating expenses	22,429	22,360	31,282
Income (loss) from operations	(16,960)	10,469	(31,119)
Other income (expenses):
Interest expense	(20,078)	(9,170)	(3,005)
Interest income	42,191	32,370	25,272
Loss on change in fair value of derivatives, net	(7,134)	(2,671)	(5,193)
Foreign exchange gain (loss)	(18,110)	22,255	(11,318)
Investment loss	(11,944)	—	(116,879)
Other income (expenses), net:	(15,075)	42,784	(111,123)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(32,035)	53,253	(142,242)
Income tax (expense) benefit	1,686	(12,133)	5,230
Equity in earnings of subsidiaries	130,048	195,950	308,597
Equity in loss of unconsolidated investees	(127)	—	—
Net income	99,572	237,070	171,585

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of U.S. Dollars)
Net income	99,572	237,070	171,585
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	37,780	(56,115)	542
Comprehensive income	137,352	180,955	172,127

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2018	2019
	(In Thousands of U.S. Dollars)
Operating activities:
Net income	99,572	237,070	171,585
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	33	21	154
Loss on disposal of subsidiaries	9,559	—	116,879
Impairment loss of investment	3,686	—	—
Loss on change in fair value of derivatives	7,134	2,671	5,193
Allowance for doubtful accounts	2,666	(212)	(83)
Equity in earnings of subsidiaries	(130,048)	(195,950)	(308,597)
Equity in loss of unconsolidated investees	127	—	—
Share-based compensation	9,314	10,259	10,682
Changes in operating assets and liabilities:
Accounts receivable trade	(6,739)	(5,089)	11,563
Amounts due from subsidiaries	57,539	(184,755)	(43,630)
Advances to suppliers	(60)	60	—
Prepaid expenses and other current assets	(5,715)	(2,749)	5,449
Other non-current assets	1,016	(149)	(1,158)
Accounts payable	—	3,900	(3,900)
Amounts due to related parties	55,399	15,598	183,675
Other liabilities	22,436	(25,958)	1,193
Liability for uncertain tax positions	833	6,008	408
Deferred taxes	(6,106)	9,230	(1,292)
Net settlement of derivatives	(6,358)	21,450	(11,125)
Net cash provided by (used in) operating activities	114,288	(108,595)	136,996
Investing activities:
Investments in subsidiaries	(64,185)	(1,051)	(36,146)
Investments in affiliates	—	—	(2,483)
Proceeds from disposal of subsidiaries	61,749	—	—
Purchase of property, plant and equipment	(26)	—	1
Funding of loans to subsidiaries	(74,458)	(94,000)	(40,601)
Repayment of loans from subsidiaries	—	375,635	12,809
Net cash provided by (used in) investing activities	(76,920)	280,584	(66,420)
Financing activities:
Repayment of short-term borrowings	(49,000)	(151,000)	—
Proceeds from long-term borrowings	—	—	50,000
Repayment of convertible notes	—	—	(127,500)
Payments for repurchase of treasury stock	—	—	(11,845)
Proceeds from exercise of stock options	879	769	875
Net cash used in financing activities	(48,121)	(150,231)	(88,470)

Effect of exchange rate changes	6,362	(29,618)	11,110

Net decrease in cash and cash equivalents	(4,391)	(7,860)	(6,784)

Cash and cash equivalents at the beginning of the year	21,348	16,957	9,097
Cash and cash equivalents at the end of the year	16,957	9,097	2,313

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	18,375	10,154	4,644